UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Owl Creek Asset Management, LP
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Address:   640 Fifth Avenue, 20th Floor
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           New York, NY 10019
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Form 13F File Number:  ________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin, CFO
           --------------------------------------------------

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Phone:     212 688 2550
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Signature, Place, and Date of Signing:

         /s/ Dan Sapadin              New York, NY           2/13/2007
       -------------------   ----------------------------   -------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        33
                                               -------------

Form 13F Information Table Value Total:       $2,180,606

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                                                (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number                  Name



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                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
AETNA INC NEW COM STK            COMMON STOCK     00817Y108   16603    384500  SH        SOLE                384500      0      0

ALTRIA GROUP INC                 COMMON STOCK     02209S103   40533    472300  SH        SOLE                472300      0      0

ALTRIA GROUP INC                 OPTIONS - CALLS  02209S103  221587   2582000  SH CALL   SOLE               2582000      0      0

AMERICA MOVIL SAB DE CV          ADRS STOCKS      02364W105   54581   1207000  SH        SOLE               1207000      0      0

AMR CORP COM STK                 OPTIONS - CALLS  001765106   11487    380000  SH CALL   SOLE                380000      0      0

ARMSTRONG WLD                    COMMON STOCK     04247X102   60736   1432799  SH        SOLE               1432799      0      0

BERKSHIRE HATHAWAY CL A INC DE   COMMON STOCK     084670108   57855       526  SH        SOLE                   526      0      0

BRUNSWICK CORP COM STK           COMMON STOCK     117043109   48769   1528800  SH        SOLE               1528800      0      0

CANADIAN NATURAL RES OURCES CA   COMMON STOCK     136385101   24699    464000  SH        SOLE                464000      0      0

CHAPARRAL STL CO DEL COM STK     COMMON STOCK     159423102   33543    757700  SH        SOLE                757700      0      0

Continental Airlines Inc CL B    COMMON STOCK     210795308   59445   1441100  SH        SOLE               1441100      0      0

ENPRO INDUSTRIES INC COM STK     COMMON STOCK     29355X107   32562    980500  SH        SOLE                980500      0      0

EXELON CORP COM                  COMMON STOCK     30161N101   48447    782800  SH        SOLE                782800      0      0

FIDELITY NATIONAL FINANCIAL CL   COMMON STOCK     31620R105   39710   1662900  SH        SOLE               1662900      0      0

FRONTIER OIL CORP COM STK        COMMON STOCK     35914P105    7472    260000  SH        SOLE                260000      0      0

INGERSOLL RAND CO-A              COMMON STOCK     G4776G101   81461   2081800  SH        SOLE               2081800      0      0

KAISER ALUM CORP COM STK         COMMON STOCK     483007704   88472   1580430  SH        SOLE               1580430      0      0

KEARNY FINL CORP COM STK         COMMON STOCK     487169104   15281    951474  SH        SOLE                951474      0      0

LOEWS CORP COM STK               COMMON STOCK     540424108   16588    400000  SH        SOLE                400000      0      0

LOEWS CORP CAROLNA GP COM STK    COMMON STOCK     540424207   24095    372300  SH        SOLE                372300      0      0

MI DEVELOPMNT                    COMMON STOCK     55304X104   44582   1248800  SH        SOLE               1248800      0      0

MIRANT CORP WRNT EXP 01/03/201   WARRANTS         60467R100    6980    528801  SH        SOLE                528801      0      0

MUELLER WTR PRODS IN C COM STK   COMMON STOCK     624758108    6678    449100  SH        SOLE                449100      0      0

PMA CAPITAL CORP CL A COM STK    COMMON STOCK     693419202   29632   3213900  SH        SOLE               3213900      0      0

QUALCOMM INC COM STK             COMMON STOCK     747525103   81967   2169000  SH        SOLE               2169000      0      0

RELIANCE STEEL & ALUMINUM CO     COMMON STOCK     759509102   52537   1334100  SH        SOLE               1334100      0      0

S & P DEPOSITORY RECEIPTS TR U   OPTIONS - PUTS   78462F103  708100   5000000  SH PUT    SOLE               5000000      0      0

SBA COMMUNICATIONS C ORP CL A    COMMON STOCK     78388J106   67163   2442300  SH        SOLE               2442300      0      0

SPIRIT AEROSYSTEMS HLDGS INC C   COMMON STOCK     848574109   13388    400000  SH        SOLE                400000      0      0

TEXAS INDUSTRIES INC COM STK     COMMON STOCK     882491103   31730    494000  SH        SOLE                494000      0      0

TYCO INTERNATIONAL L TD BERMUD   COMMON STOCK     902124106  103907   3418000  SH        SOLE               3418000      0      0

UAL CORP COM STK                 COMMON STOCK     902549807   45135   1025800  SH        SOLE               1025800      0      0

WENDYS INTERNATIONA L INC COM    COMMON STOCK     950590109    4881    147500  SH        SOLE                147500      0      0

           RECORDS              33     TOTAL MKT VALUE      2180606

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